Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization [Line Items]
Organization

1. ORGANIZATION

Nature of Operations

SoundHound, Inc. (“SoundHound” or the “Company”) was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

SoundHound turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources.

Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows, which has resulted in a net loss of $25,103 for the three-month period ended March 31, 2022. As of March 31, 2022, the Company has an accumulated deficit of $411,832. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings.

The Company plans to continue funding its operations and capital funding needs through a combination of private equity offerings, debt financing, revenue and other sources. Total cash and cash equivalents on hand as of March 31, 2022 was $8,211. The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital.

On April 26, 2022, the Company and Archimedes Tech SPAC Partners Co. (“ATSP”) completed a merger resulting in the reverse recapitalization of the Company (the “Business Combination”) and the Company received aggregate gross proceeds of $5,357 held in trust by ATSP (following satisfaction of redemptions by public stockholders), and $113,000 in aggregate gross proceeds from PIPE investors. The Company received $93,064 in net proceeds after the reduction of $25,293 in transaction related expenses. Management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the consolidated financial statements are issued.

Other Risk and Uncertainties

During the two-year period ended December 31, 2021, and through March 31, 2022, the Company continued to experience the results of the worldwide COVID-19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 variants, and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our voice-enabling technologies. This in turn may cause customers to be less able to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, any depression or recession resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue, results of operations and financial condition. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.

Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. We are continuing to monitor the situation in Ukraine and globally and assessing its potential impact on our business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the United States, European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Although our business has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which our operations, or those of our customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact our business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

1.	ORGANIZATION

Nature of Operations

SoundHound, Inc. and its subsidiaries (“SoundHound” or the “Company”) was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

SoundHound turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources.

Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows, which has resulted in a net loss attributable to common stockholders of $79,540 for the year ended December 31, 2021. As of December 31, 2021, the Company has an accumulated deficit of $386,729. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings.

The Company plans to continue funding its operations and capital funding needs through a combination of private equity offerings, debt financing, revenue and other sources. Total cash and cash equivalents on hand as of December 31, 2021 was $21,626. The Company’s consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital.

On November 15, 2021, the Company entered into a definitive merger agreement with Archimedes Tech SPAC Partners Co. (the “Business Combination” or the “Merger”). The transaction is expected to deliver between $111,000 and $244,000 of gross proceeds with an expected closing date during the second quarter of 2022. Management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the consolidated financial statements are issued. In the event that the Company does not achieve profitability and financing objectives in its current operating plan, management has the ability and commitment to reduce operating expenses as necessary. The Company’s long-term success is dependent upon its ability to successfully raise additional capital, market its existing services, increase revenues, and, ultimately, to achieve profitable operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Other Risk and Uncertainties

During the two-year period ended December 31, 2021, and subsequently afterward, the Company continued to experience the results of the worldwide COVID-19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 variants, and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our voice-enabling technologies. This in turn may cause customers to be less able to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, any depression or recession resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue, results of operations and financial condition. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.

Archimedes Tech Spac Partners Co [Member]
Organization [Line Items]
Organization

Note 1 — Organization and Business Operations

Organization and General

Archimedes Tech SPAC Partners Co. (the “Company”) is a blank check company formed under the laws of the State of Delaware on September 15, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar Business Combination with one or more businesses or entities (the “Business Combination”). The Company’s focus will be on the artificial intelligence, cloud services and automotive technology sectors. However, the Company is not limited to the technology industry, or these sectors therein, and the Company may pursue a Business Combination opportunity in any business or industry it chooses, and it may pursue a company with operations or opportunities outside of the United States.

The Company has selected December 31 as its fiscal year end.

As of March 31, 2022, the Company had not commenced any revenue-generating operations. All activity for the period from September 15, 2020 (inception) through March 31, 2022 relates to the Company’s formation, the initial public offering (the “IPO”) described below, and, since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income or expense, as applicable.

On November 15, 2021, the Company entered into a definitive merger agreement with SoundHound Inc. (“SoundHound”), a voice artificial intelligence company, pursuant to which the two companies agreed to consummate a Business Combination (the “Merger Agreement”). The total consideration to be paid by the Company to SoundHound is $2,000,000,000 in equity of the Company, with outstanding SoundHound stock options and warrants included on a net exercise basis.

On April 26, 2022, the Company consummated its Business Combination with SoundHound pursuant to the Merger Agreement. The aggregate merger consideration paid by the Company to SoundHound security holders in connection with the Business Combination was an amount equal to $2,000,000,000, with outstanding SoundHound stock options and warrants assumed by the company included on a net exercise basis. As a result of the Business Combination, the Company owns 100% of the outstanding common stock of SoundHound and the Company changed its name from “Archimedes Tech SPAC Partners Co.” to “SoundHound AI, Inc” (See Note 9).

The Company’s sponsor is Archimedes Tech SPAC Sponsors LLC, a Delaware limited liability company (the “Sponsor”).

References to the Company’s “initial stockholders” refer to the Company’s stockholders prior to the IPO, excluding the holders of the Representative Shares (See Note 7).

Financing

The registration statement for the Company’s IPO was declared effective on March 10, 2021 (the “Effective Date”). As discussed in Note 3, on March 15, 2021, the Company consummated the IPO of 12,000,000 units, (the “Public Units”), at $10.00 per Public Unit, generating gross proceeds of $120,000,000.

Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 390,000 private units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement (the “Private Placement”) to the Sponsor and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $3,900,000, which is discussed in Note 4. Each Private Unit consists of (i) one subunit (the “Private Subunits”), which consists of one share of common stock (the “Private Shares”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Private Units and Private Subunits, the “Private Warrants”).

Transaction costs amounted to $4,849,810 consisting of $2,400,000 of underwriting discount and $2,449,810 of other offering costs.

The Company granted the underwriters in the IPO a 45-day option to purchase up to 1,800,000 additional Public Units to cover over-allotments, if any. On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units, generating an aggregate of gross proceeds of $13,000,000, and incurred transaction costs of $260,000 in underwriting discount. In connection with the underwriters’ exercise of their over-allotment option, the Company also consummated the sale of an additional 26,000 Private Units at $10.00 per Private Unit to the Sponsor and EarlyBirdCapital, generating gross proceeds of $260,000.

On April 26, 2022, in connection with the Company’s Business Combination, an aggregate of $127,679,500 was paid from the Company’s Trust Account (see below) to holders that properly exercised their right to have their Public Shares redeemed, with a remaining Trust Account balance of approximately $5,356,628 (the “Trust Proceeds”). Additionally, pursuant to subscription agreements the Company had previously entered into with certain accredited investors (the “Subscribers”), the Subscribers purchased an aggregate of 11,300,000 shares of Class A Common Stock of the combined company for a purchase price of $10.00 per share in a private placement that closed concurrently with the Business Combination, for total gross proceeds of $113,000,000 (the “PIPE Proceeds”). The Trust Proceeds and PIPE Proceeds were used for the payment of expenses incurred by the Company and SoundHound in connection with the Business Combination and the remaining proceeds will be used for general corporate purposes of the Company following the Business Combination (See Note 9).

Trust Account

Following the closing of the IPO on March 15, 2021 and the underwriters’ partial exercise of over-allotment option on March 19, 2021, $133,000,000 from the net proceeds of the sale of the Public Units in the IPO and the sale of the Private Units was placed in a trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The funds held in the Trust Account is and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

On April 26, 2022, in connection with the Company’s Business Combination, an aggregate of $127,679,500 was paid from the Company’s Trust Account to holders that properly exercised their right to have their Public Shares redeemed, resulting in Trust Proceeds of approximately $5,356,628 (See Note 9).

Initial Business Combination

On April 26, 2022, the Company consummated its Business Combination with SoundHound pursuant to the Merger Agreement. As a result of the Business Combination, the registrant owns 100% of the outstanding common stock of SoundHound and the registrant changed its name from “Archimedes Tech SPAC Partners Co.” to “SoundHound AI, Inc.” In connection with the Company’s Business Combination, the Company received approximately $5,356,628 in Trust Proceeds and $113,000,000 in PIPE Proceeds. The Trust Proceeds and PIPE Proceeds were used for the payment of expenses incurred by the Company and SoundHound in connection with the Business Combination and the remaining proceeds will be used for general corporate purposes of the Company following the Business Combination (See Note 9).

Liquidity and Going Concern

As of March 31, 2022, the Company had cash outside the Trust Account of $18,129 available for its working capital needs. All remaining cash and securities were held in the Trust Account and is generally unavailable for the Company’s use prior to an initial Business Combination and is restricted for use either in a Business Combination or to redeem Public Subunits. As of March 31, 2022, none of the amount on deposit in the Trust Account was available to be withdrawn as described above.

On April 21, 2022, SPAC Partners LLC (“SP”), an affiliate of the Company’s Chief Executive Officer, agreed to loan the Company $167,955 to be used for tax payments (the “SP Promissory Note”). The SP Promissory Note is non-interest bearing and payable in cash upon the closing of the Company’s Business Combination. In the event the Company fails to complete a Business Combination prior to the deadline set forth in its governing document, no payment will be due under the SP Promissory Note and the principal balance of the SP Promissory Note will be forgiven.

On April 26, 2022, in connection with the Company’s Business Combination, the Company received approximately $5,356,628 in Trust Proceeds and $113,000,000 in PIPE Proceeds. The Trust Proceeds and PIPE Proceeds were used for the payment of expenses incurred by the Company and SoundHound in connection with the Business Combination and the remaining proceeds will be used for general corporate purposes of the Company following the Business Combination (See Note 9).

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through receipt of $25,000 from the sale of Founder Shares (see Note 5), advances from the Sponsor in an aggregate amount of $125,000 under an unsecured promissory note, which were repaid upon the closing of the IPO (see Note 5). Subsequent to the consummation of the IPO and Private Placement, the Company’s liquidity needs have been satisfied through the net proceeds from the IPO and Private Placement held outside of the Trust Account. Subsequent to the consummation of the Company’s Business Combination on April 26, 2022, the Company’s liquidity needs have been satisfied through the remaining Trust Proceeds and PIPE Proceeds after payment of expenses in connection with the Business Combination (See Note 9).

In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, initial stockholders, officers, directors and their affiliates may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). To date, there were no amounts outstanding under any Working Capital Loans.

The Company anticipates that the $18,129 outside of the Trust account as of March 31, 2022, combined with the net Trust Proceeds and PIPE Proceeds that the Company received upon the consummation of the Company’s Business Combination on April 26, 2022, will be sufficient to allow the Company to operate for at least the next 12 months.

Note 1 — Organization and Business Operations

Organization and General

Archimedes Tech SPAC Partners Co. (the “Company”) is a blank check company formed under the laws of the State of Delaware on September 15, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar Business Combination with one or more businesses or entities (the “Business Combination”). The Company’s focus will be on the artificial intelligence, cloud services and automotive technology sectors. However, the Company is not limited to the technology industry, or these sectors therein, and the Company may pursue a Business Combination opportunity in any business or industry it chooses, and it may pursue a company with operations or opportunities outside of the United States.

The Company has selected December 31 as its fiscal year end.

As of December 31, 2021, the Company had not commenced any revenue-generating operations. All activity for the period from September 15, 2020 (inception) through December 31, 2021 relates to the Company’s formation, the initial public offering (the “IPO”) described below, and, since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income or expense, as applicable.

On November 15, 2021, the Company entered into a definitive merger agreement with SoundHound Inc., a voice artificial intelligence company, pursuant to which the two companies agreed to consummate a Business Combination (the “Merger Agreement”). The total consideration to be paid by the Company to SoundHound Inc. is $2 billion in equity of the Company, with outstanding SoundHound Inc. stock options and warrants included on a net exercise basis. In connection with the Business Combination, certain accredited investors committed to purchase 11.1 million shares of Class A common stock of the company at a price of $10.00 per share, for total gross proceeds of $111 million, in a private placement that is scheduled to close concurrently with the Business Combination.

The Company’s sponsor is Archimedes Tech SPAC Sponsors LLC, a Delaware limited liability company (the “Sponsor”).

References to the Company’s “initial stockholders” refer to the Company’s stockholders prior to the IPO, excluding the holders of the Representative Shares (See Note 8).

Financing

The registration statement for the Company’s IPO was declared effective on March 10, 2021 (the “Effective Date”). As discussed in Note 4, on March 15, 2021, the Company consummated the IPO of 12,000,000 units, (the “Public Units”), at $10.00 per Public Unit, generating gross proceeds of $120,000,000.

Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 390,000 private units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement (the “Private Placement”) to the Sponsor and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $3,900,000, which is discussed in Note 5. Each Private Unit consists of (i) one subunit (the “Private Subunits”), which consists of one share of common stock (the “Private Shares”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Private Units and Private Subunits, the “Private Warrants”).

Transaction costs amounted to $4,849,810 consisting of $2,400,000 of underwriting discount and $2,449,810 of other offering costs.

The Company granted the underwriters in the IPO a 45-day option to purchase up to 1,800,000 additional Public Units to cover over-allotments, if any. On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units, generating an aggregate of gross proceeds of $13,000,000, and incurred transaction costs of $260,000 in underwriting discount. In connection with the underwriters’ exercise of their over-allotment option, the Company also consummated the sale of an additional 26,000 Private Units at $10.00 per Private Unit to the Sponsor and EarlyBirdCapital, generating gross proceeds of $260,000.

Trust Account

Following the closing of the IPO on March 15, 2021 and the underwriters’ partial exercise of over-allotment option on March 19, 2021, $133,000,000 from the net proceeds of the sale of the Public Units in the IPO and the sale of the Private Units was placed in a trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The funds held in the Trust Account is and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

Initial Business Combination

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will continue in existence only until 18 months from the closing of the IPO (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up and (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Subunits, at a per-subunit price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company (net of taxes payable), divided by the number of then outstanding Public Subunits, which redemption will completely extinguish public stockholders’ rights as holders of Public Subunits (including the right to receive further liquidation distributions, if any), subject to applicable law. Public stockholders will also forfeit the one-quarter of one warrant included in the Public Subunits being redeemed. As promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and its board of directors, the Company will dissolve and liquidate, subject to its obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period. This redemption right shall apply in the event of the approval of any such amendment to the Company’s amended and restated certificate of incorporation, whether proposed by the Sponsor, initial stockholders, executive officers, directors or any other person. In no other circumstances will a public stockholder have any right or interest of any kind to or in the Trust Account.

The Sponsor, initial stockholders, officers and directors have agreed (1) to vote any shares of common stock owned by them in favor of any proposed Business Combination, (2) not to convert any shares in connection with a stockholder vote to approve a proposed initial Business Combination and (3) not to sell any shares in any tender in connection with a proposed initial Business Combination.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Subunit by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company, but the Company cannot assure that it will be able to satisfy its indemnification obligations if it is required to do so. The Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

Liquidity and Going Concern

As of December 31, 2021, the Company had cash outside the Trust Account of $235,295 available for its working capital needs. All remaining cash and securities were held in the Trust Account and is generally unavailable for the Company’s use prior to an initial Business Combination and is restricted for use either in a Business Combination or to redeem Public Subunits. As of December 31, 2021, none of the amount on deposit in the Trust Account was available to be withdrawn as described above.

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through receipt of $25,000 from the sale of Founder Shares (see Note 6), advances from the Sponsor in an aggregate amount of $125,000 under an unsecured promissory note, which were repaid upon the closing of the IPO (see Note 6). Subsequent to the consummation of the IPO and Private Placement, the Company’s liquidity needs have been satisfied through the net proceeds from the IPO and Private Placement held outside of the Trust Account.

In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, initial stockholders, officers, directors and their affiliates may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 6). To date, there were no amounts outstanding under any Working Capital Loans.

The Company anticipates that the $235,295 outside of the Trust account as of December 31, 2021 will not be sufficient to allow the Company to operate for at least the next 12 months, assuming that a Business Combination is not consummated during that time. Furthermore, if the Company is not able to consummate a Business Combination by September 15, 2022, it will trigger the Company’s automatic winding up, liquidation and dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.